ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Jun. 30, 2016
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total
	(Dollars in Thousands – net of tax)
Balance – June 30, 2013	$78	$(820)	$(742)

Other comprehensive income before reclassifications	52	229	281
Amounts reclassified from accumulated other comprehensive income	—	41	41

Net current-period other comprehensive income	52	270	322

Balance – June 30, 2014	130	(550)	(420)

Other comprehensive income (loss), before reclassifications	(165)	124	(41)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—

Net current-period other comprehensive income (loss)	(165)	124	(41)

Balance – June 30, 2015	(35)	(426)	(461)

Other comprehensive income (loss), before reclassifications	133	110	243
Amounts reclassified from accumulated other comprehensive income (loss)	(20)	—	20

Net current-period other comprehensive income (loss)	113	110	223

Balance – June 30, 2016	$78	$(316)	$(238)

Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Income

	Amount Reclassified from Accumulated Other Comprehensive Income
Details About Accumulated Other Comprehensive Income (Loss) Components:	2016	2015	2014	Affected Line Item in the Statement Where Net Income is Presented
	(Dollars in Thousands)

Unrealized gains and losses on available-for-sale securities	$(31)	$—	$—	Investment security gains

	(31)	—	—	Total before tax
	(11)	—	—	Income tax expense

	(20)	—	—	Net of tax

Unrealized gains and losses on held-to-maturity securities	—	—	62	Gains recognized in comprehensive income (loss)

	—	—	62	Total before tax
	—	—	21	Income tax expense

	—	—	41	Net of tax

Total reclassifications for the period	$(20)	$—	$41	Net of tax